Flight Equipment Held For Operating Leases, Net (Contracted Minimum Future Lease Payments Receivable) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Flight Equipment Held For Operating Leases, Net [Abstract]
2012	$ 942,212
2013	891,168
2014	762,176
2015	646,514
2016	524,857
Thereafter	1,465,597
Contracted minimum future lease receivables	$ 5,232,524